Fees Summary	Sep. 23, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0
Total Fee Amount	6,732.38
Total Transaction Valuation	48,750,000
Total Offset Amount	0
Net Fee	$ 6,732.38